Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	10,876,112
Balance at Dec. 31, 2016	$ 326,283	$ 283,757,739	$ (229,977,258)	$ 54,106,764
Net loss attributable to common shareholders			(4,111,296)	(4,111,296)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	301,780
Issuance of shares sold at the market (ATM), net of issuance costs	$ 9,060	377,691		386,751
Share-based compensation and shares canceled, net (in shares)	(4,036)
Share-based compensation and shares canceled, net	$ (121)	74,827		74,706
Balance (in shares) at Jun. 30, 2017	11,173,856
Balance at Jun. 30, 2017	$ 335,222	284,210,257	(234,088,554)	50,456,925
Net loss attributable to common shareholders			(4,111,296)	(4,111,296)
Balance (in shares) at Dec. 31, 2017	11,274,126
Balance at Dec. 31, 2017	$ 338,230	284,236,597	(237,880,629)	46,694,198
Net loss attributable to common shareholders			(78,883)	(78,883)
Share-based compensation and shares canceled, net		96,174		96,174
Balance (in shares) at Jun. 30, 2018	11,274,126
Balance at Jun. 30, 2018	$ 338,230	231,811,950	(228,302,740)	3,847,440
Net loss attributable to common shareholders			(78,883)	(78,883)
Spin-off of EuroDry Ltd. to stockholders		$ (52,520,821)	$ 9,656,772	$ (42,864,049)